LEASES (Tables)	12 Months Ended
Dec. 31, 2021
LEASES
Schedule of lease rental receivables

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Current assets:
Direct financing leases	369,147	175,708	27,572
Sales-type leases	127,980	122,656	19,248
	497,127	298,364	46,820
Non-current assets:
Direct financing leases	344,425	134,010	21,029
Sales-type leases	303,253	101,419	15,915
	647,678	235,429	36,944
Total	1,144,805	533,793	83,764

Schedule of net investment in direct financing and sales-type leases

For the years ended December 31, 2019, 2020 and 2021, the Company recorded RMB106,040, RMB85,285 and RMB45,644 (US$7,163) of interest income from direct financing and sales-type leases as a lessor in “Revenue – Others” on the consolidated statements of comprehensive (loss) income.

The net investment in direct financing and sales-type leases consisted of:

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Total minimum lease payments receivable	1,296,869	605,285	94,982
Less: Executory costs	—	—	—
Minimum lease payments receivable	1,296,869	605,285	94,982
Less: Allowance for credit losses	(14,296)	(27,159)	(4,262)
Net minimum lease payments receivable	1,282,573	578,126	90,720
Unguaranteed residuals	—	—	—
Less: Unearned income	(137,768)	(44,333)	(6,956)
Net investment in financing leases	1,144,805	533,793	83,764
Current portion	497,127	298,364	46,820
Non-current portion	647,678	235,429	36,944

Schedule of future minimum lease payments to be received

	As at December 31
	2021
	RMB	US$
For the year ending December 31, 2022	320,954	50,365
For the year ending December 31, 2023	145,909	22,895
For the year ending December 31, 2024	71,624	11,239
For the year ending December 31, 2025	30,759	4,827
For the year ending December 31, 2026	8,225	1,291
Thereafter	655	103
Total minimum lease payments	578,126	90,720
Unearned income	(44,333)	(6,956)
Net investment in direct financing and sales-type leases	533,793	83,764

Schedule of components of lease cost

	For the years ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Operating lease cost	674,593	685,771	674,892	105,905
Short-term lease cost	82,509	126,846	100,766	15,812
Financing lease cost:
Amortization of ROU assets	588	2,519	1,293	203
Interest	304	245	169	27

Total lease cost	757,994	815,381	777,120	121,947

Schedule of other information about leases for lessee

	For the years ended December 31
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	739,505	869,129	745,032	116,912
Operating cash flows from financing leases	304	245	169	27
Financing cash flows from financing leases	1,215	1,179	1,481	232
ROU assets obtained in exchange for new operating lease liabilities	783,965	537,302	780,576	122,489
ROU obtained in exchange for new finance lease liabilities	1,078	2,023	1,493	234
Weighted-average remaining lease term (in years):
Operating leases	5.21	4.13	5.03
Financing leases	2.75	3.16	2.79
Weighted-average discount rate:
Operating leases	7.64%	7.68%	7.67%
Financing leases	7.38%	5.16%	5.19%

Schedule of future minimum lease payments for operating and financing leases

	Operating Leases		Financing leases
	RMB	US$	RMB	US$
For the year ended December 31, 2022	606,740	95,210	1,877	294
For the year ended December 31, 2023	508,047	79,724	1,234	194
For the year ended December 31, 2024	435,817	68,389	956	150
For the year ended December 31, 2025	293,076	45,990	163	26
For the year ended December 31, 2026	174,942	27,452	47	7
Thereafter	337,544	52,968	—	—
Total minimum lease payments	2,356,166	369,733	4,277	671
Less: imputed interest	381,075	59,799	305	48
Total lease liability balance	1,975,091	309,934	3,972	623

Minimum payments related to leases not yet commenced as of December 31, 2021	94,615	14,847	—	—